Other Financial Liabilities - Summary of Individual Identification of Unsecured Liabilities by Debtor (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 49,583,377	$ 45,293,426
Non-current, Maturity	1,658,247,283	1,446,106,652
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,686,780	9,140,614
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	40,896,597	36,152,812
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	370,547,004	32,474,175
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	314,559,708
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,183,838,593	1,034,124,419
Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	49,583,377	45,293,426
Non-current, Maturity	1,658,247,283	1,446,106,652
Unsecured Bonds [Member] | Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	40,896,597	36,152,812
Unsecured Bonds [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
Unsecured Bonds [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	370,547,004	32,474,175
Unsecured Bonds [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	314,559,708
Unsecured Bonds [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
Unsecured Bonds [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,183,838,593	1,034,124,419
Unsecured Bonds [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 8,686,780	9,140,614
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.00%
Nominal Annual Rate	7.87%
Current, Maturity	$ 5,706,279	4,802,802
Non-current, Maturity	173,387,986	145,773,744
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-1 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	173,387,986	145,773,744
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,706,279	4,802,802
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.80%
Nominal Annual Rate	7.33%
Current, Maturity	$ 1,824,754	1,535,840
Non-current, Maturity	58,776,668	49,297,180
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-2 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,776,668	49,297,180
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,824,754	1,535,840
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-3 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.68%
Nominal Annual Rate	8.13%
Current, Maturity	$ 1,155,747	972,757
Non-current, Maturity	28,755,477	23,349,497
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-3 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,755,477	23,349,497
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-3 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,155,747	972,757
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.67%
Nominal Annual Rate	4.25%
Current, Maturity	$ 3,031,498	2,551,520
Non-current, Maturity	335,926,442	282,085,533
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | Three to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,031,498	2,551,520
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 335,926,442
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		282,085,533
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%
Nominal Annual Rate	6.20%
Current, Maturity	$ 7,047,198	6,682,676
Non-current, Maturity	36,468,512	39,617,547
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Three to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,047,198	6,682,676
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,446,281	6,046,629
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,446,281	6,046,629
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,446,281	6,046,629
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,446,281	6,046,629
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,683,388	15,431,031
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.85%
Nominal Annual Rate	4.75%
Current, Maturity	$ 28,644,582	26,918,616
Non-current, Maturity	196,103,537	210,076,143
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Three to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	28,644,582	26,918,616
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,174,281	26,427,546
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,174,281	26,427,546
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,174,281	26,427,546
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,174,281	26,427,546
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 83,406,413	104,365,959
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.24%
Nominal Annual Rate	4.88%
Current, Maturity	$ 2,173,319	1,829,215
Non-current, Maturity	828,828,661	695,907,008
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | Three to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,173,319
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 828,828,661	695,907,008
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,829,215